BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2018
Business Acquisitions
Schedule of the net assets of Bayannaoer Mining

The details of the net assets of Bayannaoer Mining as at November 30, 2017 are as follows:

November 30, 2017
CNY

Cash and cash equivalents	631
Other current assets	361
Property, plant and equipment	336
Current liabilities	(611)

Net assets	717

Schedule of analysis of the cash flows in respect of the acquisition of Double Grow

An analysis of the cash flows in respect of the acquisition of Bayannaoer Mining in the year 2017 is as follows:

November 30, 2017
CNY

Cash consideration	(717)
Cash and bank balances acquired	631
Net cash outflows from the acquisition of Bayannaoer Mining	(86)